UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-2260
                                   --------

Value Line Leveraged Growth Investors, Inc.
-------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2004
                         -----------------

Date of reporting period: September 30, 2004
                          ------------------

ITEM 1:  SCHEDULE OF INVESTMENTS.

         A copy of Schedule of Investments for the period ended 9/30/04 is included with this Form.

                   VALUE LINE LEVERAGED GROWTH INVESTORS INC.
                             Schedule of Investments
                          September 30, 2004(Unaudited)

                                                                                                    PERCENT OF
                                                                                                    TOTAL NET
Security Description                                         SHARES             MARKET VALUE          ASSETS
                                                                                                    ----------
AEROSPACE/DEFENSE
ARMOR HLDGS INC                                               77,000             3,203,970
L 3 COMMUNICATIONS HLDG CORP                                  97,500             6,532,500
                                                                     ---------------------------------------
                                                                                 9,736,470             3.2%
AIR TRANSPORT
FEDEX CORP                                                    49,000             4,198,810             1.4%

BEVERAGE (SOFT DRINK)
COTT CORP QUE                                                117,500             3,388,700             1.1%

CHEMICAL (BASIC)
DU PONT E I DE NEMOURS + CO                                   73,000             3,124,400             1.0%

COAL
JOY GLOBAL INC                                                45,000             1,547,100
MASSEY ENERGY CORP                                            60,000             1,735,800
                                                                     ---------------------------------------
                                                                                 3,282,900             1.1%
COMPUTER & PERIFERALS
DELL INC                                                     160,000             5,696,000             1.9%

COMPUTER SOFTWARE SRVS
ADOBE SYS INC                                                 75,000             3,710,250
AUTODESK INCORPORATED                                         69,000             3,355,470
SYMANTEC CORP                                                 69,000             3,786,720
ACCENTURE LTD BERMUDA                                        115,000             3,110,750
                                                                     ---------------------------------------
                                                                                13,963,190             4.6%
DIVERSIFIED COMPANY
AMERICAN STD COS INC DEL                                      59,000             2,295,690
CENDANT CORP                                                 108,000             2,332,800
DANAHER CORP                                                  88,000             4,512,640
FORTUNE BRANDS INC                                            75,000             5,556,750
                                                                     ---------------------------------------
                                                                                14,697,880             4.8%
DRUG
BIOGEN IDEC INC                                               62,000             3,792,540
COVANCE INC                                                   65,000             2,598,050
GILEAD SCIENCES INC                                           92,000             3,438,960
PFIZER INC                                                   302,000             9,241,200
                                                                     ---------------------------------------
                                                                                19,070,750             6.3%
ELECTRICAL EQUIPMENT
FLIR SYS INC                                                  37,000             2,164,500
ROCKWELL AUTOMATION INC                                      103,000             3,986,100
THOMAS + BETTS CORP                                           90,000             2,413,800
                                                                     ---------------------------------------
                                                                                 8,564,400             2.8%

                                                                                                    PERCENT OF
                                                                                                    TOTAL NET
Security Description                                         SHARES             MARKET VALUE          ASSETS
                                                                                                    ----------
ELECTRICAL UTILITY (CENTRAL)
TXU CORP                                                      87,000             4,169,040             1.4%

ELECTRONICS
HARMAN INTL INDS INC NEW                                      50,000             5,387,500             1.7%

ENTERTAINMENT
DISNEY WALT CO                                               170,000             3,833,500
UNIVISION COMMUNICATIONS INC                                  41,000             1,296,010
                                                                     ---------------------------------------
                                                                                 5,129,510             1.7%
FINANCIAL SERVICES
AMERICAN INTL GROUP INC                                      123,000             8,362,770
CITIGROUP INC                                                189,000             8,338,680
COUNTRYWIDE FINL CORP                                         92,000             3,623,880
PROVIDIAN FINL CORP                                          140,000             2,175,600
                                                                     ---------------------------------------
                                                                                22,500,930             7.4%
FOREIGN TELECOM
BCE INC                                                      136,000             2,944,400             1.0%

GROCERY
WHOLE FOODS MKT INC                                           56,000             4,804,240             1.6%

HOME APPLIANCES
BLACK + DECKER CORPORATION                                    42,000             3,252,480             1.1%

HOTEL/GAMING
STARWOOD HOTELS + RESORTS                                     63,000             2,924,460
STATION CASINOS INC                                           66,000             3,236,640
                                                                     ---------------------------------------
                                                                                 6,161,100             2.0%
HUMAN RESOURCES
KORN / FERRY INTL                                            197,000             3,591,310             1.2%

INSURANCE PROP (CASUALTY)
AMERICAN FINL GROUP INC OHIO                                  90,000             2,690,100
ACE LTD                                                       37,000             1,482,220
                                                                     ---------------------------------------
                                                                                 4,172,320             1.4%
INTERNET
EBAY INC                                                      63,500             5,838,190
YAHOO INC                                                     72,000             2,441,520
                                                                     ---------------------------------------
                                                                                 8,279,710             2.7%
MEDICAL SERVICES
AETNA INC                                                     51,000             5,096,430
COMMUNITY HEALTH SYS INC NEW                                  55,000             1,467,400
DAVITA INC                                                   114,000             3,551,100
QUEST DIAGNOSTICS INC                                         30,000             2,646,600
UNITEDHEALTH GROUP INC                                        48,000             3,539,520
                                                                     ---------------------------------------
                                                                                16,301,050             5.3%
MEDICAL SUPPLIES
BIOSITE INC                                                   52,000             2,545,920             0.8%
FISHER SCIENTIFIC INTL INC                                   124,500             7,262,085             2.4%
MEDTRONIC INC                                                 59,000             3,062,100             1.0%
ZIMMER HOLDINGS INC                                           43,500             3,438,240             1.1%
                                                                     ---------------------------------------
                                                                                16,308,345             5.3%

                                                                                                    PERCENT OF
                                                                                                    TOTAL NET
Security Description                                         SHARES             MARKET VALUE          ASSETS
                                                                                                    ----------
METALS & MINING (DIV)
PHELPS DODGE CORP                                             60,000             5,521,800             1.8%

NATURAL GAS (DIVERSIFIED)
PATINA OIL + GAS CORP                                        148,000             4,376,360             1.4%
XTO ENERGY INC                                               115,000             3,735,200             1.2%
                                                                     ---------------------------------------
                                                                                 8,111,560             2.7%
OFFICE EQUIP. & SUPPLIES
LEXMARK INTL INC                                              35,000             2,940,350             1.0%
STAPLES INC                                                  105,000             3,131,100             1.0%
                                                                     ---------------------------------------
                                                                                 6,071,450             2.0%
OILFIELD SERVICES/EQUIPMENT
BAKER HUGHES INC                                              37,000             1,617,640             0.5%
SCHLUMBERGER LTD                                              80,000             5,384,800             1.8%
                                                                     ---------------------------------------
                                                                                 7,002,440             2.3%
PAPER & FOREST PRODUCTS
GEORGIA PAC CORP                                             145,000             5,212,750             1.7%
POTLATCH CORP                                                 59,500             2,785,195             0.9%
                                                                     ---------------------------------------
                                                                                 7,997,945             2.6%
PETROLEUM (INTEGRATED)
BP PLC                                                        28,000             1,610,840             0.5%
KERR MCGEE CORP                                               65,000             3,721,250             1.2%
                                                                     ---------------------------------------
                                                                                 5,332,090             1.7%
PETROLEUM (PRODUCING)
ANADARKO PETE CORP                                            56,000             3,716,160             1.2%
APACHE CORP                                                  108,000             5,411,880             1.8%
NOBLE ENERGY INC                                              26,000             1,514,240             0.5%
                                                                     ---------------------------------------
                                                                                10,642,280             3.5%
PHARMACY
CVS CORP                                                      80,000             3,370,400             1.1%
WALGREEN CO                                                  150,000             5,374,500             1.8%
                                                                     ---------------------------------------
                                                                                 8,744,900             2.9%
POWER INDUSTRY
HEADWATERS INC                                               110,000             3,394,600             1.1%

RAILROAD
NORFOLK SOUTHN CORP                                          185,000             5,501,900             1.8%

RETAIL (SPECIAL LINES)
AMERICAN EAGLE OUTFITTERS INC                                 93,000             3,427,050             1.1%
URBAN OUTFITTERS INC                                          70,000             2,408,000             0.8%
                                                                     ---------------------------------------
                                                                                 5,835,050             1.9%
RETAIL BUILDING SUPPLY
FASTENAL CO                                                   38,000             2,188,800             0.7%
HOME DEPOT INC                                               151,500             5,938,800             1.9%
                                                                     ---------------------------------------
                                                                                 8,127,600             2.7%
RETAIL STORE
KOHLS CORP                                                    30,000             1,445,700             0.5%
PENNEY J C INC                                                50,000             1,764,000             0.6%
                                                                     ---------------------------------------
                                                                                 3,209,700             1.1%
SEMICONDUCTOR
CREE INC                                                     120,000             3,663,600             1.2%

                                                                                                    PERCENT OF
                                                                                                    TOTAL NET
Security Description                                         SHARES             MARKET VALUE          ASSETS
                                                                                                    ----------
STEEL (GENERAL)
CARPENTER TECHNOLOGY CORP                                     33,000             1,575,420             0.5%

TELECOM. EQUIPMENT
JUNIPER NETWORKS INC                                          93,000             2,194,800
QUALCOMM INC                                                 200,000             7,808,000
                                                                     ---------------------------------------
                                                                                10,002,800             3.3%
TELECOM. SERVICES
NEXTEL COMMUNICATIONS INC                                     90,000             2,145,600             0.7%

TOILETRIES/COSMETICS
AVON PRODS INC                                               102,000             4,455,360
HELEN OF TROY LTD                                             30,000               816,600
                                                                     ---------------------------------------
                                                                                 5,271,960             1.7%
TRUCKING
YELLOW ROADWAY CORP                                           67,000             3,141,630             1.0%

WIRELESS NETWORKING
RESEARCH IN MOTION LTD                                        41,000             3,129,940             1.0%


                                                                     ---------------------------------------
COMMON STOCKS (99.5%)                                                          303,149,700            99.5%
(COST $255,249,694)                                                  =======================================


REPURCHASE AGREEMENT(2.2%)                                PAR VALUE
(INCLUDING ACCRUED INTEREST)                             -----------
Collateralized by $6,445,000 U.S.
Treasury Bonds 5.5%, due 8/15/28, with
a value of $6,948,516(with UBS Warburg
LLC, 1.55% dated 9/30/04, due 10/1/04
delivery value $6,800,293)                               $ 6,800,000
(Cost $6,800,293)......................                                           6,800,293

EXCESS OF LIABILITIES OVER
CASH AND OTHER ASSETS (-1.7%)..........                                          (5,219,473)
                                                                     ----------------------

NET ASSETS (100.0%)....................                                         304,730,520
                                                                     ----------------------

NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE PER
OUTSTANDING SHARE
($304,730,520 / 11,040,435 SHARES OF
CAPITAL STOCK OUTSTANDING).............                                              $27.60
                                                                     ======================

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) based on their evaluation of these controls and procedures as of a date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:   /s/ Jean B. Buttner
      --------------------------
      Jean B. Buttner, President

Date: November 29, 2004
      --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Jean B. Buttner
      -------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer

By:   /s/ David T. Henigson
      -------------------------------------------------------------------------
      David T. Henigson, Vice President, Treasurer, Principal Financial Officer

Date: November 29, 2004
      --------------------------